Investments - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Equity-method investments	$ 5,594	$ 4,482	$ 2,984
Number of exchange-traded shares sold (in shares)	308,338
Sale of exchange-traded investments	$ 1,744
Receivables from brokers	$ 389
Innventus ESG Fund I, L.P.
Schedule of Equity Method Investments [Line Items]
Investment interest percentage	5.00%	5.00%
AeroFlexx, LLC
Schedule of Equity Method Investments [Line Items]
Investment interest percentage	31.00%	31.00%	30.00%
Equity-method investments	$ 1,011	$ 1,570	$ 0